Reportable Segments (Details 2)	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Revenue from External Customer [Line Items]
Total product sales	100.00%	100.00%	100.00%
Coffee [Member]
Revenue from External Customer [Line Items]
Total product sales	34.00%	34.00%	34.00%
Dog Food [Member]
Revenue from External Customer [Line Items]
Total product sales	11.00%	10.00%	10.00%
Pet snacks [Member]
Revenue from External Customer [Line Items]
Total product sales	10.00%	10.00%	10.00%
Peanut butter [Member]
Revenue from External Customer [Line Items]
Total product sales	10.00%	10.00%	9.00%
Cat Food [Member]
Revenue from External Customer [Line Items]
Total product sales	9.00%	9.00%	9.00%
Fruit spreads [Member]
Revenue from External Customer [Line Items]
Total product sales	5.00%	5.00%	4.00%
Shortening and oils [Member]
Revenue from External Customer [Line Items]
Total product sales	4.00%	4.00%	4.00%
Baking mixes and frostings [Member]
Revenue from External Customer [Line Items]
Total product sales	3.00%	3.00%	3.00%
Frozen handheld [Member]
Revenue from External Customer [Line Items]
Total product sales	3.00%	3.00%	3.00%
Flour and baking ingredients [Member]
Revenue from External Customer [Line Items]
Total product sales	2.00%	2.00%	2.00%
Juices and beverages [Member]
Revenue from External Customer [Line Items]
Total product sales	2.00%	2.00%	2.00%
Portion control [Member]
Revenue from External Customer [Line Items]
Total product sales	2.00%	2.00%	2.00%
Canned milk [Member]
Revenue from External Customer [Line Items]
Total product sales	1.00%	1.00%	3.00%
Other [Member]
Revenue from External Customer [Line Items]
Total product sales	4.00%	5.00%	5.00%